Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Schedule of Consolidated Financial Statements

The exchange rates used to translate amounts in RMB into USD for the purposes of preparing the audited consolidated financial statements or otherwise disclosed in this report were as follows:

	As of
	September 30, 2025	December 31, 2024
Period end RMB: US$ exchange rate	7.1190	7.2993

	For the nine months ended September 30,
	2025	2024
Period average RMB: US$ exchange rate	7.2201	7.2150

The exchange rates used to translate amounts in RMB into USD for the purposes of preparing the audited consolidated financial statements or otherwise disclosed in this report were as follows:

	As of
	December 31, 2024	December 31, 2023
Period end RMB: US$ exchange rate	7.2993	7.0999

	For the years ended December 31,
	2024	2023
Period average RMB: US$ exchange rate	7.1957	7.0809

Schedule of Reconciliation of Cash and Cash Equivalents

The following represents a reconciliation of cash and cash equivalents in the consolidated balance sheets to total cash, cash equivalents and restricted cash in the consolidated statements of cash flows as of September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Cash and cash equivalents	$3,942,129	$6,659,142
Restricted cash	-	1,952,653
Cash, cash equivalents and restricted cash	$3,942,129	$8,611,795

Schedule of Fair Value Measurements of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table summarizes the fair value measurements of assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025:

(amount in absolute value)	Active Market for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Carrying Value
Short term investment	$29,098,513	-	-	$29,098,513
Warrants liability	-	521,838	-	521,838

Total	$29,098,513	521,838	-	$29,620,351

The following table summarizes the fair value measurements of assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024:

(amount in absolute value)	Active Market for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Carrying Value
Short term investment	$18,535,354	-	-	$18,535,354
Warrants liability	-	2,338,223	-	2,338,223

Total	$18,535,354	2,338,223	-	$20,873,577

Schedule of Estimated Useful Lives

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Buildings	20 years
Machinery	2~10 years
Motor vehicles	4 years
Electronic equipment	3~5 years

Depreciation is provided over their estimated useful lives, using the straight-line method. Estimated useful lives are as follows:

Buildings	20 years
Machinery	2~10 years
Motor vehicles	4 years
Electronic equipment	3~5 years

Schedule of Disaggregation of Revenue

The following table sets forth disaggregation of revenue:

	For the three months ended September 30,		For the nine months ended September 30,
Major Products	2025	2024	2025	2024
Transmission boxes for Forklift	$22,732,648	$18,126,164	$64,684,975	$60,936,495
Transmission boxes for Non-Forklift (Electric Vehicles, etc.)	668,949	707,929	2,113,972	3,638,449
Total	$23,401,597	$18,834,093	$66,798,947	$64,574,944

The following table sets forth disaggregation of revenue:

	For the years ended December 31,
	2024	2023
Major Product
Transmission boxes for Forklift	$79,753,008	$85,925,302
Transmission boxes for Non-Forklift (EV, etc.)	4,191,653	4,407,938
Total	$83,944,661	$90,333,240